Long-term debt (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about borrowings [abstract]
Schedule of details of long-term debt

As at December 31 (millions)	Note	2021	2020
Credit facility	(b)	$941	$1,568
Deferred debt transaction costs		(8)	(11)
		933	1,557
Lease liabilities	(c)	215	209
Long-term debt		$1,148	$1,766
Current		$328	$92
Non-current		820	1,674
Long-term debt		$1,148	$1,766

	2021			2020
As at December 31 (millions)	Revolving component	Term loan component(1)	Total	Revolving component	Term loan component(1)	Total
Available	$716	N/A	$716	$132	N/A	$132
Outstanding
Due to TELUS Corporation	$16	71	87	65	75	140
Due to Other	118	736	854	653	775	1,428
	$134	$807	$941	$718	$850	$1,568
Total	$850	$807	$1,657	$850	$850	$1,700
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(1)We have entered into a receive-floating interest rate, pay-fixed interest rate exchange agreement that effectively converts our interest obligations on the debt to a fixed rate of 2.64% plus applicable margins (see Note 13(g) – Derivative).

Schedule of long-term debt maturities
Anticipated requirements to meet long-term debt repayments, calculated upon such long-term debts owing as at
December 31, 2021, are as follows:

Composite long-term debt denominated in	U.S dollars			European euros	Other currencies
Years ending December 31 (millions)	Long-term debt, excluding leases	Leases	Total	Leases	Leases	Total
2022	$276	$19	$295	$12	$18	$325
2023	30	21	51	10	17	78
2024	30	10	40	8	14	62
2025	605	9	614	6	9	629
2026	—	10	10	5	8	23
Thereafter	—	6	6	26	7	39
Future cash outflows in respect of composite long-term debt principal repayments	941	75	1,016	67	73	1,156
Future cash outflows in respect of associated interest and like carrying costs(1)	41	15	56	12	14	82
Undiscounted contractual maturities	$982	$90	$1,072	$79	$87	$1,238
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(1)Future cash outflows in respect of associated interest and carrying costs for amounts drawn under our credit facilities (if any) have been calculated based upon the rates in effect at December 31, 2021.